Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Operating lease commitments	The following is a reconciliation of the Company’s operating lease commitments immediately preceding the adoption of IFRS 16 to the lease liability recorded on January 1, 2019
:

Operating leases - aggregate of minimum lease payments under non-cancellable leases reported at December 31, 2018	$25,861
Short term leases (under one year) - undiscounted	(3,340)
Finance lease liability already on balance sheet at December 31, 2018	12,057
Effects of discounting on payments included in the calculation	(3,448)
of the lease liability (excluding finance lease balances)	(2,942)
Lease liability opening balance at January 1, 2019	$28,188
Less: Finance lease liability already on balance sheet at December 31, 2018	(12,057)
IFRS 16 lease liability opening balance at January 1, 2019	$16,131